Cover	Aug. 20, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K, dated and filed as of August 21, 2020 (the “Form 8-K”), to add Item 5.02 to the disclosure, which was inadvertently omitted. No other changes have been made to the Form 8-K.
Document Period End Date	Aug. 20, 2020
Entity File Number	000-22208
Entity Registrant Name	QCR Holdings, Inc.
Entity Central Index Key	0000906465
Entity Tax Identification Number	42-1397595
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3551 Seventh Street
Entity Address, City or Town	Moline
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61265
City Area Code	(309)
Local Phone Number	736-3584
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	QCRH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false